The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates. (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk Management
Public sector	R$ 5,449,228	R$ 6,274,554
Public sector %	0.80%	1.00%
Oil, derivatives and aggregate activities	R$ 4,342,100	R$ 4,419,138
Oil, derivatives and aggregate activities %	0.70%	0.70%
Production and distribution of electricity	R$ 1,066,832	R$ 1,306,448
Production and distribution of electricity %	0.20%	0.20%
Other industries	R$ 40,296	R$ 548,968
Other industries %		0.10%
Private sector	R$ 657,854,100	R$ 607,559,053
Private sector %	99.20%	99.00%
Companies	R$ 300,242,563	R$ 287,216,857
Companies %	45.30%	46.80%
Real estate and construction activities	R$ 24,776,946	R$ 23,708,445
Real estate and construction activities %	3.70%	3.90%
Retail	R$ 46,126,498	R$ 42,151,968
Retail %	7.00%	6.90%
Services	R$ 61,001,335	R$ 49,027,498
Services %	9.20%	8.00%
Transportation and concession	R$ 27,532,277	R$ 26,937,082
Transportation and concession %	4.20%	4.40%
Automotive	R$ 11,151,798	R$ 12,660,961
Automotive %	1.70%	2.10%
Food products	R$ 12,562,156	R$ 17,426,747
Food products %	1.90%	2.80%
Wholesale	R$ 24,397,104	R$ 22,341,759
Wholesale %	3.70%	3.60%
Production and distribution of electricity	R$ 6,527,815	R$ 7,555,587
Production and distribution of electricity %	1.00%	1.20%
Siderurgy and metallurgy	R$ 9,381,575	R$ 9,398,330
Siderurgy and metallurgy %	1.40%	1.50%
Sugar and alcohol	R$ 8,110,881	R$ 7,213,887
Sugar and alcohol %	1.20%	1.20%
Other industries	R$ 68,674,178	R$ 68,794,593
Other industries %	10.40%	11.20%
Individuals	R$ 357,611,537	R$ 320,342,196
Individuals %	53.90%	52.20%
Total portfolio	R$ 663,303,328	R$ 613,833,607
Total portfolio %	100.00%	100.00%
Impairment of loans and advances	R$ (54,898,695)	R$ (40,800,985)
Total of net loans and advances to customers	R$ 608,404,633	R$ 573,032,622